CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Allowance for doubtful accounts	$ 1,961,728	$ 1,774,192
Treasury stock, shares	25,426,900	9,937,000
Class A
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	13,750,000,000	13,750,000,000
Ordinary shares, shares issued	2,844,418,332	2,880,056,332
Ordinary shares, shares outstanding	2,818,991,432	2,870,119,332
Class B
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	250,000,000	250,000,000
Ordinary shares, shares issued	246,224,465	246,224,465
Ordinary shares, shares outstanding	246,224,465	246,224,465